SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)		12 Months Ended
	Jan. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		$ 0	$ 0
Impairment charge		0	0	$ 0
Goodwill impairment loss		0	0	0
Deferred commissions		127,746,000	118,531,000
Costs to obtain contracts amortization expense		147,713,000	142,802,000	142,699,000
Severance pay expense		11,288,000	12,002,000	10,917,000
Employee contribution amount, max per year		23,500	23,000.0	22,500
Employees over 50 years of age maximum annual contribution per year		$ 30,500	30,000	27,000
Employer matching contribution percentage		50.00%
Contribution expense		$ 10,912,000	$ 10,430,000	$ 11,599,000
Warrants issued in the exchangeable notes transaction (in shares)		0	851,000	1,680,000		3,457,475
Shares issued under exercise of warrants (in shares)			1,513,183
Advertising expenses		$ 47,740,000	$ 58,118,000	$ 50,740,000
2020 Subsidiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Business acquisition, percentage of voting interests acquired	29.90%				20.00%		50.10%
Consideration transferred in acquisition	$ 36,466,000				$ 14,000,000
2020 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective conversion price effective (per ADS) (in usd per share)		$ 299.19
Exchangeable Note Hedge | 2020 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)			1,537,504	1,537,504
Options, RSU's and ESPP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)		10,263,000	8,089,000	4,096,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage		6.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage		8.00%